Derivatives and hedging activities - Fair value - balance sheet related (Details) - CHF (SFr) SFr in Billions	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair value of derivative instruments
Notional amount	SFr 31,883.2	SFr 33,605.2
Positive replacement value (PRV)	324.2	273.9
Negative replacement value (NRV)	SFr 332.6	278.7
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	5 years
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 31,826.3	33,537.0
Positive replacement value (PRV)	322.9	272.7
Negative replacement value (NRV)	331.4	277.8
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	27,598.0	28,813.8
Positive replacement value (PRV)	220.1	168.7
Negative replacement value (NRV)	212.4	161.3
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	9,125.6	7,229.5
Positive replacement value (PRV)	3.2	1.0
Negative replacement value (NRV)	3.5	1.2
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	14,862.2	16,740.0
Positive replacement value (PRV)	151.9	118.4
Negative replacement value (NRV)	146.2	112.8
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2,523.5	2,856.0
Positive replacement value (PRV)	64.9	49.2
Negative replacement value (NRV)	62.5	47.3
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	755.9	1,789.9
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	330.8	198.4
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.2	0.0
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	2,553.1	3,120.2
Positive replacement value (PRV)	61.2	60.2
Negative replacement value (NRV)	72.2	70.8
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,100.8	1,499.1
Positive replacement value (PRV)	19.0	16.6
Negative replacement value (NRV)	18.7	16.9
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	933.7	1,050.8
Positive replacement value (PRV)	32.7	30.5
Negative replacement value (NRV)	43.5	40.8
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	474.9	534.8
Positive replacement value (PRV)	9.0	12.8
Negative replacement value (NRV)	9.9	12.8
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	26.8	22.5
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	16.9	13.0
Positive replacement value (PRV)	0.5	0.3
Negative replacement value (NRV)	0.1	0.3
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	813.3	831.9
Positive replacement value (PRV)	13.6	17.8
Negative replacement value (NRV)	14.0	17.3
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	801.9	723.4
Positive replacement value (PRV)	25.4	22.8
Negative replacement value (NRV)	30.8	26.2
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	2.3	1.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.1	0.1
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	175.4	203.9
Positive replacement value (PRV)	4.7	5.0
Negative replacement value (NRV)	7.0	6.7
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	240.2	193.9
Positive replacement value (PRV)	8.3	8.7
Negative replacement value (NRV)	8.3	8.0
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	47.7	39.9
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	336.3	284.4
Positive replacement value (PRV)	12.4	9.1
Negative replacement value (NRV)	15.4	11.4
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	60.0	47.7
Positive replacement value (PRV)	2.6	3.2
Negative replacement value (NRV)	2.0	2.2
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	7.1	6.3
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	20.1	19.6
Positive replacement value (PRV)	2.2	2.6
Negative replacement value (NRV)	1.5	1.7
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	15.4	8.8
Positive replacement value (PRV)	0.3	0.4
Negative replacement value (NRV)	0.3	0.3
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	14.5	11.9
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	2.9	1.1
Positive replacement value (PRV)	0.0	0.1
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	56.9	68.2
Positive replacement value (PRV)	1.3	1.2
Negative replacement value (NRV)	1.2	0.9
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	40.5	49.3
Positive replacement value (PRV)	1.3	1.2
Negative replacement value (NRV)	1.1	0.8
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	40.5	49.3
Positive replacement value (PRV)	1.3	1.2
Negative replacement value (NRV)	1.1	0.8
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	16.4	18.9
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	10.9	10.7
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.1	0.1
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	5.5	8.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	SFr 0.0	SFr 0.0